Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	¥ 406,208,386	¥ 158,393,883
Total loans	659,479,450	1,108,078,429	¥ 863,038,604
Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	318,222,097	82,765,360
Total loans	517,022,084	145,845,599
Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	87,986,289	75,628,523
Total loans	142,457,366	962,232,830
First lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	129,497,272	35,030,588
Total loans	213,201,163	59,712,588
First lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	38,134,959	29,728,615
Total loans	56,968,422	351,154,856
Second lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	188,724,825	47,734,772
Total loans	303,820,921	86,133,011
Second lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	49,851,330	45,899,908
Total loans	85,488,944	611,077,974
1–30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	86,228,539	132,394,115
1–30 days past due [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	66,680,386	31,078,209
1–30 days past due [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	19,548,153	101,315,906
1–30 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	27,587,381	13,536,804
1–30 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	7,913,700	41,608,151
1–30 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	39,093,005	17,541,405
1–30 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	11,634,453	59,707,755
31–89 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	50,710,977	147,009,119
31–89 days past due [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	42,075,730	17,169,821
31–89 days past due [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	8,635,247	129,839,298
31–89 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	19,589,462	6,896,798
31–89 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	2,960,953	54,046,995
31–89 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	22,486,268	10,273,023
31–89 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	5,674,294	75,792,303
91–179 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	116,331,548	124,020,829
91–179 days past due [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	90,043,871	7,279,891
91–179 days past due [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	26,287,677	116,740,938
91–179 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	36,527,048	3,772,847
91–179 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	7,958,810	43,039,816
91–179 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	53,516,823	3,507,044
91–179 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	18,328,867	73,701,122
180–269 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		170,232,893
180–269 days past due [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		7,552,318
180–269 days past due [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		162,680,575
180–269 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		475,551
180–269 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		54,399,151
180–269 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		7,076,767
180–269 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		108,281,424
270–359 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		214,015,951
270–359 days past due [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current
270–359 days past due [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		214,015,951
270–359 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current
270–359 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		71,665,979
270–359 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current
270–359 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		142,349,972
>360 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		162,011,639
>360 days past due [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current
>360 days past due [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		162,011,639
>360 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current
>360 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		56,666,149
>360 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current
>360 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		¥ 105,345,490